CREDIT LINES (Narrative) (Details) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Mar. 31, 2018	Dec. 31, 2018
Debt Instrument [Line Items]
Maximum borrowing capacity under the credit agreement	$ 85,000
Credit facility for loans	40,000	$ 10,000
Increase in borrowing capacity	19,800
Line of credit outstanding amount		$ 40,000
Expiration date		Jun. 30, 2020
Allowed factoring amount	20,000	$ 20,000
Customer One [Member]
Debt Instrument [Line Items]
Allowed factoring amount	$ 50,000	94,000
Customer Two [Member]
Debt Instrument [Line Items]
Allowed factoring amount		$ 10,000
Minimum [Member] | Libor [Member]
Debt Instrument [Line Items]
Libor spread		2.70%
Maximum [Member] | Libor [Member]
Debt Instrument [Line Items]
Libor spread		3.00%